Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards	$ 50	$ 697
Capital losses carry-forwards	52	55
Research and development expenses	2,116	1,498
Deferred revenues	1,824	1,558
Issuance expenses	1,083
Other	904	541
Deferred tax assets before valuation allowance	6,029	4,349
Valuation allowance	52	195
Deferred tax asset	5,977	4,154
Deferred tax liabilities:
Property and equipment depreciation and other	176	56
Deferred tax liabilities	$ 176	$ 56